CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Allowance for doubtful accounts	¥ 0	¥ 0
Amounts due from related parties, allowance	0	0
Accounts payable	1,951,335	1,999,951
Advance from customers	42,502	44,793
Amount due to related parties	11,185	14,769
Accrued expenses and other current liabilities	252,275	352,249
Deferred tax liabilities	22,374	5,399
Other non-current liabilities	185,168	113,596
Noncurrent operating lease liabilities	¥ 116,245	¥ 76,360
Class A Ordinary Shares
Ordinary shares, authorized | shares	9,800,000,000	9,800,000,000
Ordinary shares, issued | shares	128,736,916	91,459,708
Ordinary shares, outstanding | shares	128,736,916	91,459,708
Class B Ordinary Shares
Ordinary shares, authorized | shares	200,000,000	200,000,000
Ordinary shares, issued | shares	121,408,247	156,060,279
Ordinary shares, outstanding | shares	121,408,247	156,060,279
Variable Interest Entities
Accounts payable	¥ 1,945,731	¥ 1,996,010
Advance from customers	41,312	44,380
Amount due to related parties	892	14,769
Accrued expenses and other current liabilities	175,747	236,708
Deferred tax liabilities	17,171	5,399
Other non-current liabilities	183,920	113,596
Noncurrent operating lease liabilities	¥ 48,650	¥ 64,300